Long-Term Bank Loans - Schedule of Long-Term Bank Loans (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Long-term bank loans:
Less: current portion of long-term bank loans			$ (2,107,038)
Non-current portion of long-term bank loans		2,174,543
LRC Bank [Member]
Long-term bank loans:
LRC Bank	[1]	$ 2,174,543	$ 2,107,038

[1]	On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to approximately $2.1 million) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan. The loan was fully repaid upon maturity. On November 4, 2025, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to approximately $2.2 million) as working capital for three years, with the maturity date on November 3, 2028. The fixed interest rate of the loan was 3.45% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan. Mr. Gang Lai, Ms. Lin Yang and Universe Technology jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.